COHEN & STEERS DIVIDEND VALUE FUND, INC.

CLASS A AND C SHARES

SUPPLEMENT DATED FEBRUARY 1, 2006

TO THE PROSPECTUS DATED AUGUST 23, 2005

The information below supplements and replaces the information in “FEES AND EXPENSES OF THE FUND”:

FEES AND EXPENSES OF THE FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU COULD PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

	CLASS A	CLASS C
SHAREHOLDER FEES (fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%(1)	0%
Maximum sales charge (load) imposed on reinvested dividends (and other distributions) (as a percentage of offering price)	0%	0%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	0%(2)	1% IN 1ST YEAR
Redemption Fee (as a percentage of redemption proceeds; also imposed on exchanges)	1.00% DURING THE FIRST	0%
	SIX MONTHS; 0% THEREAFTER(3)

ANNUAL FUND OPERATING EXPENSES (expenses

that are deducted from fund assets):

	CLASS A	CLASS C
Management Fee	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	0.75%
Service Fee	0.10%	0.25%
Other Expenses(4)	0.81%	0.81%

Total Annual Fund Operating Expenses	1.96%	2.61%
FEE WAIVER/EXPENSE REIMBURSEMENT	(0.96)%	(0.96)%

NET ANNUAL FUND OPERATING EXPENSES(5)	1.00%	1.65%

(1) Sales charges are reduced or eliminated for purchases of $100,000 or more.

(2) A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following a purchase without a sales charge.

(3) The redemption and exchange fees are charged only to certain investors that are authorized to purchase Class A shares at net asset value without regard to investment amount.

(4) Based on estimated amounts for the current fiscal year.

(5) Through February 28, 2007, the fund's Advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's operating expenses at 1.00% for the Class A shares and 1.65% for the Class C shares.

4

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS
Class A shares	$640	$1,038
Class C shares
Assuming redemption at the end of the period	364	811
Assuming no redemption at the end of the period	264	811

_______

Through February 28, 2007, the fund’s advisor has contractually agreed to waive its investment advisory fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the total annual operating expenses of 1.00% for the Class A shares and 1.65% for the Class C shares. If this limitation on the total annual operating expenses was reflected in the example, the cost of investing in the fund would be as follows:

	1 Year	3 Years
Class A shares	$547	$949
Class C shares
Assuming redemption at the end of the period	268	720
Assuming no redemption at the end of the period	168	720

COHEN & STEERS DIVIDEND VALUE FUND, INC.

CLASS I SHARES

SUPPLEMENT DATED FEBRUARY 1, 2006

TO THE PROSPECTUS DATED AUGUST 23, 2005

The information below supplements and replaces the information in “FEES AND EXPENSES OF THE FUND”:

FEES AND EXPENSES OF THE FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU COULD PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your	None
investment):
Redemption Fee (as a percentage of redemption	1.00% during the
proceeds; also imposed on exchanges)	first six months; 0% thereafter
ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from fund assets):
Management Fee	0.80%
Other Expenses(1)	0.81%
Total Annual Fund Operating Expenses	1.61%
Fee Waiver/Expense Reimbursement(2)	(0.96)%
Net Annual Fund Operating Expenses(2)	0.65%

(1) Based on estimated amounts for the current fiscal year.

(2) Through February 28, 2007, the fund's Advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's operating expenses at 0.65% for the Class I shares.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

1	3
YEAR	YEARS
$164	$508

_______

Through February 28, 2007, the fund’s advisor has contractually agreed to waive its investment advisory fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the total annual operating expenses of 0.65% for the Class I shares. If this limitation on the total annual operating expenses was reflected in the example, the cost of investing in the fund would be as follows:

	1 year	3 years
Class I shares	$66	$414